John Hancock
Opportunistic Fixed Income Fund
Quarterly portfolio holdings 5/31/2024

Fund’s investments
As of 5-31-24 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 46.8%					$58,208,218
(Cost $58,590,306)
U.S. Government 23.8%					29,598,430
U.S. Treasury
Bond	4.250	02-15-54		806,500	756,472
Bond (A)	4.750	11-15-53		2,720,000	2,771,000
Inflation Protected Security	0.750	02-15-42		2,155,842	1,677,172
Inflation Protected Security	1.125	01-15-33		3,616,670	3,331,330
Inflation Protected Security	1.375	07-15-33		3,691,166	3,470,111
Inflation Protected Security (A)	1.625	10-15-27		4,126,958	4,051,571
Inflation Protected Security	2.125	02-15-54		432,429	417,698
Inflation Protected Security (A)	2.375	10-15-28		12,764,140	12,901,056
Note	4.000	02-15-34		108,900	104,697
Note	4.125	03-31-29		51,100	50,234
Note	4.625	04-30-31		66,600	67,089
U.S. Government Agency 23.0%					28,609,788
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.500	10-01-53		517,608	509,297
30 Yr Pass Thru	5.500	03-01-54		97,997	96,393
30 Yr Pass Thru	6.500	11-01-53		87,480	89,514
Federal National Mortgage Association
15 Yr Pass Thru (B)	3.500	TBA		400,000	375,750
15 Yr Pass Thru (B)	4.500	TBA		675,000	658,072
30 Yr Pass Thru (B)	2.000	TBA		654,000	504,142
30 Yr Pass Thru (B)	2.500	TBA		883,000	712,505
30 Yr Pass Thru (B)	3.000	TBA		710,000	596,788
30 Yr Pass Thru (B)	3.500	TBA		275,000	240,883
30 Yr Pass Thru (B)	4.000	TBA		350,000	317,447
30 Yr Pass Thru (B)	4.500	TBA		1,555,000	1,455,687
30 Yr Pass Thru (B)	5.000	TBA		7,606,000	7,317,505
30 Yr Pass Thru (B)	5.500	TBA		7,398,000	7,276,913
30 Yr Pass Thru	5.500	03-01-54		982,624	966,538
30 Yr Pass Thru (B)	6.000	TBA		2,721,000	2,724,506
30 Yr Pass Thru	6.000	11-01-53		200,001	200,322
30 Yr Pass Thru (B)	6.500	TBA		1,341,000	1,363,053
30 Yr Pass Thru	6.500	11-01-53		151,610	155,134
Government National Mortgage Association
30 Yr Pass Thru (B)	2.500	TBA		1,704,000	1,419,311

30 Yr Pass Thru (B)	4.000	TBA		1,775,000	1,630,028
Foreign government obligations 32.3%					$40,191,653
(Cost $42,955,807)
Australia 1.9%					2,376,209
Commonwealth of Australia
Bond	1.750	06-21-51	AUD	4,325,000	1,567,881
Bond	2.750	05-21-41	AUD	1,560,000	808,328
Brazil 3.9%					4,853,632
Federative Republic of Brazil
Bill (C)	10.697	01-01-26	BRL	2,588,000	418,428
Bill (C)	10.851	07-01-26	BRL	1,387,000	212,456
Bill (C)	11.071	07-01-27	BRL	1,203,000	164,967
Bill (C)	11.294	01-01-28	BRL	906,000	116,893
Note	6.000	05-15-35	BRL	1,842,000	1,486,666
Note	6.000	05-15-55	BRL	1,398,000	1,116,055
Note	10.000	01-01-27	BRL	4,879,000	945,845
2	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Brazil (continued)
Note	10.000	01-01-29	BRL	1,224,000	$230,809
Note	10.000	01-01-31	BRL	422,000	77,608
Note	10.000	01-01-33	BRL	379,000	68,565
Note	10.000	01-01-35	BRL	86,000	15,340
Chile 0.2%					285,961
Republic of Chile
Bond (D)	4.700	09-01-30	CLP	80,000,000	83,285
Bond	5.000	03-01-35	CLP	70,000,000	71,090
Bond (D)	5.800	10-01-34	CLP	50,000,000	54,111
Bond (D)	6.000	04-01-33	CLP	60,000,000	66,329
Bond	6.000	01-01-43	CLP	10,000,000	11,146
Colombia 2.0%					2,442,542
Republic of Colombia
Bond	3.000	03-25-33	COP	844,269,745	180,772
Bond	3.750	02-25-37	COP	2,231,118,144	479,359
Bond	3.875	02-15-61		260,000	142,281
Bond	4.125	02-22-42		400,000	260,852
Bond	6.000	04-28-28	COP	597,300,000	134,370
Bond	7.000	03-26-31	COP	1,114,800,000	238,874
Bond	7.250	10-18-34	COP	784,000,000	156,979
Bond	7.750	09-18-30	COP	1,296,500,000	295,099
Bond	9.250	05-28-42	COP	510,200,000	108,097
Bond	13.250	02-09-33	COP	1,528,300,000	445,859
Czech Republic 1.2%					1,447,397
Czech Republic
Bond	0.050	11-29-29	CZK	2,070,000	72,512
Bond	0.950	05-15-30	CZK	5,090,000	185,643
Bond	1.200	03-13-31	CZK	1,620,000	58,635
Bond	1.500	04-24-40	CZK	740,000	21,667
Bond	1.750	06-23-32	CZK	1,930,000	70,365
Bond	1.750	06-23-32	CZK	1,260,000	45,937
Bond	1.950	07-30-37	CZK	310,000	10,259
Bond	2.000	10-13-33	CZK	1,920,000	69,494
Bond	2.500	08-25-28	CZK	6,420,000	263,535
Bond	3.500	05-30-35	CZK	10,000	405
Bond	4.500	11-11-32	CZK	1,770,000	78,744
Bond	4.900	04-14-34	CZK	7,290,000	333,700
Bond	5.000	09-30-30	CZK	3,550,000	162,345
Bond	6.000	02-26-26	CZK	1,640,000	74,156
Greece 0.5%					583,626
Republic of Greece
GDP-Linked Note (E)	4.484*	10-15-42	EUR	192,100,000	583,626
Hungary 0.9%					1,169,101
Republic of Hungary
Bond	1.000	11-26-25	HUF	7,410,000	18,977
Bond	1.625	04-28-32	EUR	110,000	98,592
Bond	1.750	06-05-35	EUR	430,000	357,160
Bond	2.250	04-20-33	HUF	106,010,000	207,190
Bond	2.250	06-22-34	HUF	5,740,000	10,757
Bond	3.000	10-27-27	HUF	62,040,000	152,884
Bond	3.250	10-22-31	HUF	69,660,000	154,613
Bond	4.500	03-23-28	HUF	13,010,000	33,414
Bond	4.750	11-24-32	HUF	6,990,000	16,859
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Hungary (continued)
Bond	6.750	10-22-28	HUF	24,250,000	$67,123
Bond	7.000	10-24-35	HUF	18,400,000	51,532
Iceland 2.3%					2,847,463
Republic of Iceland
Bond	5.000	11-15-28	ISK	431,960,000	2,847,463
Indonesia 0.9%					1,106,090
Republic of Indonesia
Bond	6.375	08-15-28	IDR	5,057,000,000	306,300
Bond	6.375	04-15-32	IDR	1,327,000,000	79,149
Bond	6.500	02-15-31	IDR	461,000,000	27,733
Bond	6.625	05-15-33	IDR	732,000,000	44,241
Bond	6.625	02-15-34	IDR	1,903,000,000	115,073
Bond	6.875	04-15-29	IDR	734,000,000	45,139
Bond	7.000	05-15-27	IDR	923,000,000	57,090
Bond	7.000	02-15-33	IDR	1,952,000,000	120,605
Bond	7.125	06-15-42	IDR	181,000,000	11,254
Bond	7.125	06-15-43	IDR	660,000,000	41,127
Bond	7.500	08-15-32	IDR	1,631,000,000	103,614
Bond	7.500	06-15-35	IDR	203,000,000	13,004
Bond	7.500	05-15-38	IDR	1,676,000,000	108,295
Bond	8.375	03-15-34	IDR	496,000,000	33,466
Israel 0.4%					498,157
State of Israel
Bond	2.800	11-29-52	ILS	1,855,000	317,449
Bond	5.750	03-12-54		200,000	180,708
Malaysia 1.0%					1,217,489
Government of Malaysia
Bond	2.632	04-15-31	MYR	1,065,000	209,641
Bond	3.502	05-31-27	MYR	205,000	43,452
Bond	3.582	07-15-32	MYR	1,005,000	209,319
Bond	3.757	05-22-40	MYR	210,000	42,921
Bond	3.882	03-14-25	MYR	98,000	20,903
Bond	3.885	08-15-29	MYR	750,000	160,667
Bond	3.906	07-15-26	MYR	955,000	204,537
Bond	4.254	05-31-35	MYR	160,000	34,938
Bond	4.642	11-07-33	MYR	460,000	103,279
Bond	4.696	10-15-42	MYR	275,000	62,647
Bond	4.893	06-08-38	MYR	540,000	125,185
Mexico 2.6%					3,217,084
Government of Mexico
Bill (C)	11.189	07-10-25	MXN	5,369,660	280,888
Bill (C)	11.212	10-30-25	MXN	6,353,910	321,494
Bill (C)	11.219	12-24-25	MXN	789,230	39,286
Bill (C)	11.223	02-19-26	MXN	4,660,450	228,098
Bond	2.750	11-27-31	MXN	18,218,533	910,266
Bond	5.500	03-04-27	MXN	1,951,700	102,393
Bond	7.500	05-26-33	MXN	15,930,000	810,260
Bond	7.750	05-29-31	MXN	401,400	21,147
Bond	7.750	11-13-42	MXN	3,445,200	166,563
Bond	8.000	05-24-35	MXN	1,030,500	52,760
Bond	8.000	11-07-47	MXN	1,334,800	65,416
Bond	8.000	07-31-53	MXN	1,044,600	50,854
Bond	8.500	05-31-29	MXN	774,300	43,109
4	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Mexico (continued)
Bond	8.500	11-18-38	MXN	1,051,800	$55,670
Bond	10.000	11-20-36	MXN	1,151,600	68,880
New Zealand 5.1%					6,326,279
Government of New Zealand
Bond	1.500	05-15-31	NZD	145,000	72,507
Bond	2.750	05-15-51	NZD	2,030,000	831,834
Inflation Linked Bond	3.206	09-20-40	NZD	1,885,000	1,418,161
Inflation Linked Bond	3.240	09-20-35	NZD	1,110,000	869,791
Inflation Linked Bond	3.948	09-20-30	NZD	3,735,000	3,133,986
North Macedonia 0.3%					348,344
Republic of North Macedonia
Bond	1.625	03-10-28	EUR	200,000	188,799
Bond	2.750	01-18-25	EUR	150,000	159,545
Norway 2.6%					3,264,089
Kingdom of Norway
Bond (D)	1.250	09-17-31	NOK	21,810,000	1,753,344
Bond (D)	3.625	04-13-34	NOK	16,025,000	1,510,745
Peru 0.5%					614,726
Republic of Peru
Bond	5.400	08-12-34	PEN	380,000	89,598
Bond	6.150	08-12-32	PEN	275,000	70,895
Bond	6.900	08-12-37	PEN	45,000	11,629
Bond	6.950	08-12-31	PEN	1,110,000	304,031
Bond (D)	7.300	08-12-33	PEN	505,000	138,573
Poland 0.7%					949,697
Republic of Poland
Bond	1.250	10-25-30	PLN	355,000	69,490
Bond	1.750	04-25-32	PLN	845,000	162,052
Bond	2.750	04-25-28	PLN	395,000	90,984
Bond	2.750	10-25-29	PLN	120,000	26,547
Bond	3.750	05-25-27	PLN	1,040,000	252,433
Bond	6.000	10-25-33	PLN	90,000	23,312
Bond	7.500	07-25-28	PLN	1,195,000	324,879
Romania 0.6%					765,698
Republic of Romania
Bond	4.850	07-25-29	RON	220,000	44,438
Bond	5.000	02-12-29	RON	675,000	137,824
Bond	5.800	07-26-27	RON	760,000	163,235
Bond	6.700	02-25-32	RON	185,000	40,174
Bond	8.000	04-29-30	RON	745,000	172,100
Bond	8.250	09-29-32	RON	300,000	71,163
Bond	8.750	10-30-28	RON	580,000	136,764
Serbia 0.3%					346,108
Republic of Serbia
Bond	1.500	06-26-29	EUR	280,000	256,723
Bond	1.650	03-03-33	EUR	110,000	89,385
South Africa 1.2%					1,459,612
Republic of South Africa
Bond	6.250	03-31-36	ZAR	1,090,000	36,312
Bond	7.000	02-28-31	ZAR	5,260,000	225,241
Bond	7.000	02-28-31	ZAR	1,430,000	61,235
Bond	8.250	03-31-32	ZAR	6,350,000	281,753
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
South Africa (continued)
Bond	8.500	01-31-37	ZAR	8,370,000	$330,612
Bond	8.750	01-31-44	ZAR	4,515,000	169,856
Bond	8.875	02-28-35	ZAR	3,470,000	147,574
Bond	9.000	01-31-40	ZAR	4,345,000	172,112
Bond	11.625	03-31-53	ZAR	720,000	34,917
South Korea 0.9%					1,132,309
Republic of Korea
Inflation Linked Bond	1.125	06-10-30	KRW	1,155,435,479	859,933
Inflation Linked Bond	1.750	06-10-28	KRW	360,514,341	272,376
Sweden 0.7%					942,719
Kingdom of Sweden
Inflation Linked Bond	0.167	06-01-32	SEK	7,920,000	942,719
Thailand 0.9%					1,090,259
Kingdom of Thailand
Bond	1.000	06-17-27	THB	5,360,000	139,717
Bond	1.585	12-17-35	THB	8,075,000	191,142
Bond	1.600	12-17-29	THB	605,000	15,661
Bond	2.000	12-17-31	THB	5,300,000	137,341
Bond	2.000	06-17-42	THB	1,150,000	26,263
Bond	2.875	12-17-28	THB	6,500,000	179,479
Bond	2.875	06-17-46	THB	500,000	12,426
Bond	3.350	06-17-33	THB	10,474,000	297,871
Bond	3.450	06-17-43	THB	3,250,000	90,359
Turkey 0.2%					236,335
Republic of Turkey
Bond	26.200	10-05-33	TRY	4,908,000	151,094
Bond	31.080	11-08-28	TRY	2,685,000	85,241
United Kingdom 0.4%					509,116
United Kingdom of Great Britain
Bond	0.500	10-22-61	GBP	1,390,000	509,116
Uruguay 0.1%					161,611
Republic of Uruguay
Bond	8.500	03-15-28	UYU	2,360,000	59,417

Bond	9.750	07-20-33	UYU	3,840,500	102,194
Corporate bonds 11.2%					$13,884,120
(Cost $13,755,258)
Belgium 0.1%					112,810
Crelan SA (5.250% to 1-23-31, then 1 Year EURIBOR ICE Swap Rate + 2.750%)	5.250	01-23-32	EUR	100,000	112,810
Brazil 0.2%					197,888
Suzano Austria GmbH	6.000	01-15-29		200,000	197,888
Canada 0.7%					817,421
Bausch + Lomb Corp. (D)	8.375	10-01-28		95,000	96,663
Constellation Software, Inc. (D)	5.461	02-16-34		15,000	14,918
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		122,000	120,664
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80		120,000	111,829
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		30,000	32,241
goeasy, Ltd. (D)	7.625	07-01-29		25,000	25,411
goeasy, Ltd. (D)	9.250	12-01-28		30,000	31,766
6	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Canada (continued)
Ontario Gaming GTA LP (D)	8.000	08-01-30		50,000	$51,259
The Bank of Nova Scotia (4.900% to 6-4-25, then 5 Year CMT + 4.551%) (F)	4.900	06-04-25		135,000	132,361
The Bank of Nova Scotia (3 month CME Term SOFR + 2.910%) (F)(G)	8.209	10-12-24		34,000	33,069
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		151,000	135,967
Transcanada Trust (5.875% to 8-15-26, then 3 month LIBOR + 4.640% to 8-15-46, then 3 month LIBOR + 5.390%)	5.875	08-15-76		32,000	31,273
Cayman Islands 0.1%					73,493
Diamond Foreign Asset Company (D)	8.500	10-01-30		70,000	73,493
Chile 0.1%					145,701
VTR Comunicaciones SpA	4.375	04-15-29		200,000	145,701
China 0.0%					37,563
CIFI Holdings Group Company, Ltd. (H)	4.375	04-12-27		200,000	20,750
Country Garden Holdings Company, Ltd. (H)	3.875	10-22-30		210,000	16,813
Colombia 0.1%					78,177
Ecopetrol SA	8.375	01-19-36		80,000	78,177
Cyprus 0.1%					124,238
Hellenic Bank PCL (10.250% to 6-14-28, then 5 Year Euro Swap Rate + 6.854%)	10.250	06-14-33	EUR	100,000	124,238
Finland 0.2%					309,916
Nokia OYJ	6.625	05-15-39		320,000	309,916
France 1.3%					1,652,582
Banque Federative du Credit Mutuel SA	3.625	09-14-32	EUR	100,000	108,387
BPCE SA (5.716% to 1-18-29, then 1 Year CMT + 1.959%) (D)	5.716	01-18-30		250,000	249,861
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (D)	6.221	06-15-33		400,010	399,657
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (D)(F)	10.000	11-14-28		200,000	212,406
TotalEnergies SE (2.125% to 1-25-33, then 5 Year Euro Swap Rate + 2.513% to 1-25-53, then 5 Year Euro Swap Rate + 3.263%) (F)	2.125	07-25-32	EUR	340,000	304,356
Valeo SE	1.000	08-03-28	EUR	400,000	377,915
Germany 0.2%					287,900
Deutsche Bank AG (4.500% to 4-30-27, then 5 Year EURIBOR ICE Swap Rate + 4.552%) (F)	4.500	11-30-26	EUR	200,000	194,502
Peach Property Finance GmbH	4.375	11-15-25	EUR	100,000	93,398
Greece 0.1%					107,801
Piraeus Financial Holdings SA (5.500% to 2-19-25, then 5 Year Euro Swap Rate + 5.774%)	5.500	02-19-30	EUR	100,000	107,801
Italy 0.6%					713,343
Assicurazioni Generali SpA	2.429	07-14-31	EUR	510,000	489,103
Intesa Sanpaolo SpA (D)	7.800	11-28-53		200,000	224,240
Luxembourg 0.0%					42,259
Trinseo Materials Operating SCA (D)	5.125	04-01-29		100,000	42,259
Malta 0.0%					46,572
VistaJet Malta Finance PLC (D)	6.375	02-01-30		58,000	46,572
Netherlands 0.1%					163,498
MSD Netherlands Capital BV	3.750	05-30-54	EUR	155,000	163,498
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Portugal 0.1%					$113,084
Caixa Economica Montepio Geral Caixa Economica Bancaria SA (8.500% to 6-12-29, then 5 Year EURIBOR ICE Swap Rate + 5.815%)	8.500	06-12-34	EUR	100,000	113,084
Supranational 0.2%					223,296
Asian Development Bank (C)	10.879	08-01-29	ZAR	1,000,000	30,973
Asian Infrastructure Investment Bank (B)	7.000	03-01-29	INR	7,000,000	82,725
European Bank for Reconstruction & Development	6.750	03-14-31	INR	2,000,000	23,378
European Bank for Reconstruction & Development (C)	12.313	05-30-36	ZAR	2,000,000	25,905
Inter-American Development Bank	7.350	10-06-30	INR	5,000,000	60,315
Switzerland 0.2%					222,580
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (D)(F)	9.250	11-13-33		200,000	222,580
United Kingdom 0.9%					1,090,169
Alexandrite Monnet UK Holdco PLC (D)	10.500	05-15-29	EUR	100,000	111,858
Ardonagh Finco, Ltd. (D)	6.875	02-15-31	EUR	100,000	105,997
BP Capital Markets PLC (4.875% to 6-22-30, then 5 Year CMT + 4.398% to 6-22-50, then 5 Year CMT + 5.148%) (F)	4.875	03-22-30		69,000	65,102
Howden UK Refinance PLC (D)	8.125	02-15-32		200,000	198,230
Liverpool Victoria Friendly Society, Ltd. (5 Year United Kingdom Gilt Rate + 5.630%) (G)	9.440	05-22-43	GBP	100,000	128,874
Virgin Money UK PLC (11.000% to 6-9-29, then 5 Year United Kingdom Gilt Rate + 6.993%) (F)	11.000	12-08-28	GBP	200,000	285,120
Vmed O2 UK Financing I PLC (D)	7.750	04-15-32		200,000	194,988
United States 5.9%					7,323,829
Acrisure LLC (D)	6.000	08-01-29		70,000	63,806
Air Lease Corp. (4.125% to 12-15-26, then 5 Year CMT + 3.149%) (F)	4.125	12-15-26		78,000	69,751
Aircastle, Ltd. (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%) (D)(F)	5.250	06-15-26		125,000	118,751
Altria Group, Inc.	3.125	06-15-31	EUR	170,000	169,198
AMC Networks, Inc. (D)	10.250	01-15-29		120,000	119,730
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (F)	3.550	09-15-26		92,000	83,862
AmeriGas Partners LP	5.750	05-20-27		35,000	33,369
Antero Midstream Partners LP (D)	6.625	02-01-32		71,000	71,092
Ares Finance Company III LLC (4.125% to 6-30-26, then 5 Year CMT + 3.237%) (D)	4.125	06-30-51		36,000	33,368
Ares Strategic Income Fund (D)	6.350	08-15-29		40,000	39,864
Aretec Group, Inc. (D)	10.000	08-15-30		30,000	32,814
AssuredPartners, Inc. (D)	5.625	01-15-29		56,000	52,113
AssuredPartners, Inc. (D)	7.500	02-15-32		45,000	44,734
Baldwin Insurance Group Holdings LLC (D)	7.125	05-15-31		37,000	37,363
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) (D)	7.750	04-01-27		53,000	50,900
Black Knight InfoServ LLC (D)	3.625	09-01-28		210,000	196,350
Block, Inc. (D)	6.500	05-15-32		25,000	25,232
Brandywine Operating Partnership LP	8.875	04-12-29		40,000	41,398
Bread Financial Holdings, Inc. (D)	9.750	03-15-29		105,000	109,981
Caesars Entertainment, Inc. (D)	7.000	02-15-30		36,000	36,389
CCO Holdings LLC (D)	4.500	08-15-30		60,000	49,854
CCO Holdings LLC (D)	4.750	03-01-30		99,000	84,334
CCO Holdings LLC (D)	5.375	06-01-29		52,000	46,580
Citigroup, Inc. (4.000% to 12-10-25, then 5 Year CMT + 3.597%) (F)	4.000	12-10-25		69,000	65,938
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (F)	7.375	05-15-28		44,000	45,036
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (F)	5.650	10-06-25		33,000	32,321
Clear Channel Outdoor Holdings, Inc. (D)	7.750	04-15-28		47,000	40,536
8	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Clear Channel Outdoor Holdings, Inc. (D)	9.000	09-15-28	66,000	$68,693
Clydesdale Acquisition Holdings, Inc. (D)	8.750	04-15-30	49,000	47,255
CMS Energy Corp. (3.750% to 12-1-30, then 5 Year CMT + 2.900%)	3.750	12-01-50	80,000	66,096
CMS Energy Corp. (4.750% to 6-1-30, then 5 Year CMT + 4.116%)	4.750	06-01-50	72,000	66,149
CoBank ACB (6.250% to 10-1-26, then 3 month LIBOR + 4.660%) (F)	6.250	10-01-26	29,000	28,658
Community Health Systems, Inc. (D)	8.000	12-15-27	36,000	36,014
Cougar JV Subsidiary LLC (D)	8.000	05-15-32	48,000	49,468
CP Atlas Buyer, Inc. (D)	7.000	12-01-28	106,000	94,099
Credit Acceptance Corp. (D)	9.250	12-15-28	20,000	21,115
CSC Holdings LLC (D)	4.125	12-01-30	200,000	123,332
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (F)	6.125	06-23-25	66,000	65,615
DISH DBS Corp.	5.125	06-01-29	8,000	3,186
DISH DBS Corp. (D)	5.750	12-01-28	6,000	4,180
Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (F)	4.350	01-15-27	35,000	33,074
Dominion Energy, Inc. (4.650% to 12-15-24, then 5 Year CMT + 2.993%) (F)	4.650	12-15-24	67,000	66,702
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	108,000	111,495
DTE Energy Company	5.850	06-01-34	210,000	212,531
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (F)	5.375	03-15-26	117,000	114,040
Enact Holdings, Inc. (D)	6.500	08-15-25	64,000	64,464
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54	63,000	65,586
EQM Midstream Partners LP (D)	4.750	01-15-31	40,000	36,732
Fifth Third Bancorp (4.500% to 9-30-25, then 5 Year CMT + 4.215%) (F)	4.500	09-30-25	51,000	49,179
FirstCash, Inc. (D)	4.625	09-01-28	15,000	14,065
FirstCash, Inc. (D)	5.625	01-01-30	13,000	12,317
Fortress Intermediate 3, Inc. (D)	7.500	06-01-31	45,000	45,576
Freedom Mortgage Corp. (D)	12.000	10-01-28	15,000	16,210
Freedom Mortgage Corp. (D)	12.250	10-01-30	45,000	49,328
Freedom Mortgage Holdings LLC (D)	9.125	05-15-31	55,000	54,747
Freedom Mortgage Holdings LLC (D)	9.250	02-01-29	35,000	35,353
Frontier Communications Holdings LLC (D)	6.750	05-01-29	135,000	123,226
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (F)	5.700	09-30-30	35,000	32,869
Glencore Funding LLC (D)	5.634	04-04-34	140,000	137,534
Global Atlantic Fin Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (D)	4.700	10-15-51	131,000	118,505
Gray Television, Inc. (D)	5.375	11-15-31	75,000	41,651
Great Lakes Dredge & Dock Corp. (D)	5.250	06-01-29	170,000	150,530
Hanesbrands, Inc. (D)(I)	9.000	02-15-31	60,000	61,252
Hightower Holding LLC (D)	6.750	04-15-29	78,000	73,124
HUB International, Ltd. (D)	5.625	12-01-29	16,000	14,845
HUB International, Ltd. (D)	7.375	01-31-32	35,000	35,124
Huntington Bancshares, Inc. (4.450% to 10-15-27, then 7 Year CMT + 4.045%) (F)	4.450	10-15-27	37,000	34,140
Iron Mountain, Inc. (D)	7.000	02-15-29	85,000	86,151
LBM Acquisition LLC (D)	6.250	01-15-29	38,000	34,313
LFS Topco LLC (D)	5.875	10-15-26	52,000	48,625
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (D)	4.125	12-15-51	108,000	99,916
Liberty Mutual Group, Inc. (D)	4.300	02-01-61	25,000	15,024
Lincoln National Corp. (3 month CME Term SOFR + 2.619%) (G)	7.948	05-17-66	45,000	37,012
Macy’s Retail Holdings LLC	5.125	01-15-42	20,000	16,402
Macy’s Retail Holdings LLC (D)	6.125	03-15-32	25,000	23,785
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
MajorDrive Holdings IV LLC (D)	6.375	06-01-29	28,000	$26,359
Medline Borrower LP (D)	5.250	10-01-29	122,000	115,007
Mileage Plus Holdings LLC (D)	6.500	06-20-27	31,316	31,346
MSCI, Inc. (D)	3.625	09-01-30	56,000	49,705
Nationstar Mortgage Holdings, Inc. (D)	5.125	12-15-30	53,000	48,098
NextEra Energy Operating Partners LP (D)	7.250	01-15-29	35,000	35,829
Occidental Petroleum Corp.	4.500	07-15-44	25,000	19,348
Open Text Holdings, Inc. (D)	4.125	12-01-31	108,000	92,930
Owens-Brockway Glass Container, Inc. (D)	7.375	06-01-32	65,000	64,979
PennyMac Financial Services, Inc. (D)	5.750	09-15-31	23,000	21,152
PennyMac Financial Services, Inc. (D)	7.125	11-15-30	15,000	14,806
Post Holdings, Inc. (D)	5.500	12-15-29	63,000	60,007
Presidio Holdings, Inc. (D)	8.250	02-01-28	50,000	50,943
Range Resources Corp. (D)	4.750	02-15-30	13,000	12,058
Range Resources Corp.	8.250	01-15-29	10,000	10,390
Reworld Holding Corp. (D)	4.875	12-01-29	134,000	122,124
Rocket Software, Inc. (D)	9.000	11-28-28	105,000	106,652
Scripps Escrow II, Inc. (D)	5.375	01-15-31	75,000	30,675
Scripps Escrow, Inc. (D)	5.875	07-15-27	70,000	45,456
Sempra (4.125% to 4-1-27, then 5 Year CMT + 2.868%)	4.125	04-01-52	89,000	81,767
Sinclair Television Group, Inc. (D)	4.125	12-01-30	75,000	50,863
Southern California Edison Company	5.450	06-01-31	10,000	10,033
Staples, Inc. (D)	10.750	09-01-29	38,000	36,769
STL Holding Company LLC (D)	8.750	02-15-29	60,000	62,213
Sunoco LP (D)	7.000	05-01-29	25,000	25,528
Tapestry, Inc.	7.850	11-27-33	65,000	68,518
Terex Corp. (D)	5.000	05-15-29	43,000	40,442
The Goldman Sachs Group, Inc. (3.650% to 8-10-26, then 5 Year CMT + 2.915%) (F)	3.650	08-10-26	38,000	34,879
The Goldman Sachs Group, Inc. (4.950% to 2-10-25, then 5 Year CMT + 3.224%) (F)	4.950	02-10-25	33,000	32,492
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (F)	7.500	02-10-29	24,000	25,003
The Hertz Corp. (D)	5.000	12-01-29	130,000	85,852
The Michaels Companies, Inc. (D)	7.875	05-01-29	35,000	23,803
The Southern Company (4.000% to 1-15-26, then 5 Year CMT + 3.733%)	4.000	01-15-51	67,000	64,609
Transocean, Inc.	7.500	04-15-31	40,000	37,318
Transocean, Inc. (D)	8.500	05-15-31	25,000	24,975
Uber Technologies, Inc. (D)	4.500	08-15-29	52,000	49,022
Univision Communications, Inc. (D)	8.500	07-31-31	105,000	103,248
Velocity Vehicle Group LLC (D)	8.000	06-01-29	65,000	66,056
Viking Cruises, Ltd. (D)	7.000	02-15-29	50,000	50,089
Viking Cruises, Ltd. (D)	9.125	07-15-31	40,000	43,090
Viper Energy, Inc. (D)	5.375	11-01-27	290,000	282,834
Vital Energy, Inc. (D)	7.875	04-15-32	25,000	25,384
Vital Energy, Inc.	9.750	10-15-30	45,000	49,216
WarnerMedia Holdings, Inc.	5.141	03-15-52	90,000	71,047
WarnerMedia Holdings, Inc.	5.391	03-15-62	85,000	66,846
Wells Fargo & Company (3.900% to 3-15-26, then 5 Year CMT + 3.453%) (F)	3.900	03-15-26	70,000	66,157
Windsor Holdings III LLC (D)	8.500	06-15-30	75,000	78,361

WW International, Inc. (D)	4.500	04-15-29	180,000	75,600
10	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value

Convertible bonds 6.8%					$8,482,942
(Cost $8,729,178)
Canada 0.1%					78,923
Shopify, Inc.	0.125	11-01-25		85,000	78,923
China 0.1%					168,069
Alibaba Group Holding, Ltd. (D)	0.500	06-01-31		17,000	16,793
NIO, Inc.	0.500	02-01-27		162,000	151,276
Italy 0.1%					91,037
DiaSorin SpA (C)	4.502	05-05-28	EUR	100,000	91,037
Luxembourg 0.0%					85
Arrival SA (D)(H)	3.500	12-01-26		170,000	85
Singapore 0.1%					118,300
Sea, Ltd.	0.250	09-15-26		137,000	118,300
United Kingdom 0.2%					240,120
Immunocore Holdings PLC (D)	2.500	02-01-30		264,000	240,120
United States 6.2%					7,786,408
3D Systems Corp. (C)	10.661	11-15-26		21,000	16,311
Affirm Holdings, Inc. (C)	7.834	11-15-26		75,000	62,138
Airbnb, Inc. (C)	5.433	03-15-26		105,000	95,393
Alarm.com Holdings, Inc. (C)	5.812	01-15-26		110,000	100,210
Alliant Energy Corp.	3.875	03-15-26		380,000	374,110
Alnylam Pharmaceuticals, Inc.	1.000	09-15-27		185,000	172,272
American Water Capital Corp. (D)	3.625	06-15-26		380,000	373,540
Axon Enterprise, Inc.	0.500	12-15-27		12,000	15,978
Bandwidth, Inc.	0.250	03-01-26		35,000	31,133
Bentley Systems, Inc.	0.125	01-15-26		95,000	93,528
Beyond Meat, Inc. (C)	72.930	03-15-27		125,000	26,563
BILL Holdings, Inc. (C)	5.946	04-01-27		111,000	94,017
Block, Inc.	0.250	11-01-27		152,000	124,640
Bread Financial Holdings, Inc. (D)	4.250	06-15-28		30,000	37,950
Cable One, Inc.	1.125	03-15-28		45,000	32,904
Cardlytics, Inc.	1.000	09-15-25		55,000	50,573
Carnival Corp.	5.750	12-01-27		23,000	32,424
CenterPoint Energy, Inc. (D)	4.250	08-15-26		370,000	370,000
CMS Energy Corp. (D)	3.375	05-01-28		245,000	243,408
Cracker Barrel Old Country Store, Inc.	0.625	06-15-26		305,000	267,028
Cytokinetics, Inc.	3.500	07-01-27		50,000	61,200
Dayforce, Inc.	0.250	03-15-26		125,000	113,500
DigitalOcean Holdings, Inc. (C)	7.109	12-01-26		90,000	75,600
DISH Network Corp.	3.375	08-15-26		38,000	24,317
DraftKings Holdings, Inc. (C)	5.839	03-15-28		117,000	94,068
Dropbox, Inc. (C)	2.620	03-01-28		100,000	90,625
Duke Energy Corp.	4.125	04-15-26		375,000	376,875
Enphase Energy, Inc. (C)	3.850	03-01-28		20,000	17,322
Etsy, Inc.	0.125	09-01-27		290,000	238,039
Etsy, Inc.	0.250	06-15-28		150,000	117,257
Euronet Worldwide, Inc.	0.750	03-15-49		28,000	27,118
Evergy, Inc. (D)	4.500	12-15-27		230,000	234,171
Exact Sciences Corp.	0.375	03-15-27		86,000	74,431
FirstEnergy Corp.	4.000	05-01-26		365,000	364,635
Health Catalyst, Inc.	2.500	04-15-25		5,000	4,825
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Insulet Corp.	0.375	09-01-26	50,000	$51,793
Ionis Pharmaceuticals, Inc. (D)	1.750	06-15-28	25,000	24,197
Ionis Pharmaceuticals, Inc. (C)	3.030	04-01-26	25,000	23,649
JetBlue Airways Corp.	0.500	04-01-26	58,000	50,847
John Bean Technologies Corp.	0.250	05-15-26	81,000	73,945
Lumentum Holdings, Inc.	0.500	06-15-28	75,000	57,135
Meritage Homes Corp. (D)	1.750	05-15-28	40,000	40,900
MP Materials Corp. (D)	0.250	04-01-26	175,000	155,173
NCL Corp., Ltd.	2.500	02-15-27	98,000	90,454
ON Semiconductor Corp.	0.500	03-01-29	55,000	54,105
PAR Technology Corp.	1.500	10-15-27	15,000	13,724
Pebblebrook Hotel Trust	1.750	12-15-26	50,000	43,940
Pegasystems, Inc.	0.750	03-01-25	37,000	35,502
PG&E Corp. (D)	4.250	12-01-27	340,000	350,311
PPL Capital Funding, Inc.	2.875	03-15-28	370,000	360,750
Rapid7, Inc.	0.250	03-15-27	100,000	87,500
Redfin Corp.	0.500	04-01-27	95,000	52,250
Shake Shack, Inc. (C)	3.688	03-01-28	15,000	13,069
Shift4 Payments, Inc.	0.500	08-01-27	80,000	73,560
Snap, Inc.	0.125	03-01-28	495,000	387,269
Spotify USA, Inc. (C)	3.652	03-15-26	105,000	98,386
Stem, Inc. (D)	0.500	12-01-28	95,000	37,281
Sunnova Energy International, Inc.	0.250	12-01-26	305,000	132,980
Sunnova Energy International, Inc.	2.625	02-15-28	40,000	13,747
Sunrun, Inc. (D)	4.000	03-01-30	55,000	58,905
Teladoc Health, Inc.	1.250	06-01-27	74,000	61,790
The Greenbrier Companies, Inc.	2.875	04-15-28	90,000	102,240
The Southern Company	3.875	12-15-25	375,000	386,813
Uber Technologies, Inc. (D)	0.875	12-01-28	23,000	25,343
Uber Technologies, Inc., Zero Coupon	0.000	12-15-25	105,000	107,383
Unity Software, Inc. (C)	6.506	11-15-26	140,000	119,630

Ventas Realty LP (D)	3.750	06-01-26	71,000	73,734
Term loans (J) 2.2%				$2,735,234
(Cost $2,780,205)
Luxembourg 0.1%				125,625
Delta 2 Lux Sarl, 2022 Term Loan B (3 month CME Term SOFR + 2.250%)	7.559	01-15-30	125,000	125,625
United States 2.1%				2,609,609
Aretec Group, Inc., 2023 Incremental Term Loan (1 month CME Term SOFR + 4.500%)	9.916	08-09-30	99,250	99,700
Asurion LLC, 2020 Term Loan B8 (1 month CME Term SOFR + 3.250%)	8.694	12-23-26	95,828	95,109
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month CME Term SOFR + 5.250%)	10.694	01-31-28	130,000	121,997
athenahealth, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.250%)	8.579	02-15-29	61,611	61,440
Berlin Packaging LLC, 2021 Term Loan B5 (1 and 3 month CME Term SOFR + 3.750%)	9.184	03-11-28	146,250	146,415
Caesars Entertainment, Inc., Term Loan B (3 month CME Term SOFR + 2.750%)	8.086	02-06-30	103,950	104,166
Cinemark USA, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.750%)	8.575	05-24-30	123,750	124,395
Crocs, Inc., 2024 Term Loan (1 and 3 month CME Term SOFR + 2.250%)	7.562	02-20-29	78,000	78,473
EMRLD Borrower LP, Term Loan B (1 month CME Term SOFR + 2.500%)	7.829	05-31-30	62,277	62,653
Hanesbrands, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.750%)	9.079	03-08-30	113,850	113,850
12	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Hightower Holding LLC, 2021 Term Loan B (3 month CME Term SOFR + 4.000%)	9.586	04-21-28	146,250	$146,981
HUB International, Ltd., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	8.575	06-20-30	143,115	144,021
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	8.179	12-15-27	246,904	247,763
Medline Borrower LP, 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	8.079	10-23-28	101,637	102,272
NEP Group, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.250%)	8.694	08-19-26	66,400	63,910
Quikrete Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	7.829	04-14-31	195,490	196,199
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.750%)	9.079	02-24-28	125,714	126,296
The Dun & Bradstreet Corp., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	8.075	01-18-29	140,787	141,158
TransDigm, Inc., 2024 Term Loan I (3 month CME Term SOFR + 2.750%)	8.059	08-24-28	166,019	166,730
Truist Insurance Holdings LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.250%)	8.586	05-06-31	100,000	100,589
Windsor Holdings III LLC, 2024 USD Term Loan B (1 month CME Term SOFR + 4.000%)	9.320	08-01-30	114,426	115,618

WW International, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.500%)	8.944	04-13-28	111,605	49,874
Collateralized mortgage obligations 3.7%				$4,631,183
(Cost $4,658,046)
Commercial and residential 1.1%				1,370,986
Angel Oak Mortgage Trust
Series 2020-3, Class M1 (D)(K)	3.809	04-25-65	50,000	44,832
BANK
Series 2020-BN25, Class AS	2.841	01-15-63	40,000	33,779
Series 2021-BN31, Class C (K)	2.545	02-15-54	30,000	21,796
Series 2022-BNK42, Class AS (K)	4.723	06-15-55	40,000	36,974
BBCMS Mortgage Trust
Series 2023-C20, Class AS (K)	5.973	07-15-56	10,000	10,194
Series 2024-5C25, Class C (K)	6.643	03-15-57	15,000	15,001
Series 2024-C26, Class C (K)	6.000	05-15-57	70,000	68,257
Benchmark Mortgage Trust
Series 2020-B16, Class AM (K)	2.944	02-15-53	40,000	33,652
Series 2024-V6, Class C	6.669	03-15-29	15,000	14,969
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1 (D)(K)	3.181	05-25-60	129,000	119,375
Series 2021-NQM1, Class M1 (D)(K)	2.316	02-25-49	100,000	76,525
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (D)(G)	6.931	01-15-34	7,663	7,577
Series 2023-DELC, Class A (1 month CME Term SOFR + 2.690%) (D)(G)	8.007	05-15-38	50,000	50,677
Series 2024-BRVE, Class B (1 month CME Term SOFR + 2.540%) (D)(G)	7.857	04-15-26	100,000	100,247
CIM Trust
Series 2021-R4, Class A1 (D)(K)	2.000	05-01-61	56,916	49,187
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR15, Class B (K)	3.930	02-10-47	18,780	18,122
Series 2014-CR15, Class C (K)	3.980	02-10-47	25,000	23,500
Deephaven Residential Mortgage Trust
Series 2020-2, Class M1 (D)(K)	4.112	05-25-65	100,000	95,671
GS Mortgage Securities Trust
Series 2024-70P, Class A (D)(K)	5.310	03-10-41	100,000	97,740
New Residential Mortgage Loan Trust
Series 2015-2A, Class B4 (D)(K)	5.366	08-25-55	43,993	42,070
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
OBX Trust
Series 2022-NQM5, Class A1 (4.310% to 5-1-26, then 5.310% thereafter) (D)	4.310	05-25-62	82,516	$79,238
OPG Trust
Series 2021-PORT, Class D (1 month CME Term SOFR + 1.245%) (D)(G)	6.562	10-15-36	19,500	19,232
Verus Securitization Trust
Series 2020-5, Class M1 (D)(K)	2.601	05-25-65	200,000	169,018
Series 2021-5, Class A1 (D)(K)	1.013	09-25-66	63,383	52,281
Wells Fargo Commercial Mortgage Trust
Series 2020-C58, Class B	2.704	07-15-53	65,000	50,710
Wells Fargo Mortgage Backed Securities Trust
Series 2019-3, Class A1 (D)(K)	3.500	07-25-49	5,584	4,877
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class C (D)(K)	4.978	06-15-44	16,546	15,520
WSTN Trust
Series 2023-MAUI, Class B (D)(K)	7.018	07-05-37	20,000	19,965
U.S. Government Agency 2.6%				3,260,197
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (D)(G)	6.824	10-25-41	178,000	178,918
Series 2021-HQA2, Class M2 (30 day Average SOFR + 2.050%) (D)(G)	7.374	12-25-33	97,040	99,190
Series 2021-HQA3, Class M2 (30 day Average SOFR + 2.100%) (D)(G)	7.424	09-25-41	180,000	180,996
Series 2021-P011, Class X1 IO	1.777	09-25-45	90,683	10,370
Series 2022-DNA1, Class B1 (30 day Average SOFR + 3.400%) (D)(G)	8.724	01-25-42	150,000	155,058
Series 2022-DNA3, Class M1B (30 day Average SOFR + 2.900%) (D)(G)	8.224	04-25-42	94,985	98,760
Series 2022-DNA6, Class M2 (30 day Average SOFR + 5.750%) (D)(G)	11.074	09-25-42	120,000	134,165
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%) (D)(G)	8.824	03-25-42	66,650	70,100
Series 2022-HQA1, Class M2 (30 day Average SOFR + 5.250%) (D)(G)	10.574	03-25-42	540,000	584,510
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%) (D)(G)	8.874	08-25-42	40,000	42,136
Series 2023-DNA1, Class M2 (30 day Average SOFR + 5.500%) (D)(G)	10.824	03-25-43	25,000	28,161
Series 2023-DNA2, Class B1 (30 day Average SOFR + 7.600%) (D)(G)	12.924	04-25-43	15,000	17,275
Series 2024-DNA1, Class M2 (30 day Average SOFR + 1.950%) (D)(G)	7.274	02-25-44	100,000	101,219
Series 4898, Class SA IO	0.662	07-15-49	345,869	27,540
Series 4954, Class SL IO	0.612	02-25-50	946,037	89,806
Series 4999, Class KS IO	0.712	12-25-42	268,597	18,749
Series 4999, Class PS IO	0.512	03-25-44	344,339	25,805
Series K103, Class X1 IO	0.638	11-25-29	223,472	6,392
Series K105, Class X1 IO	1.521	01-25-30	169,002	11,513
Series K517, Class A2 (K)	5.355	01-25-29	250,000	253,673
Series K737, Class X1 IO	0.628	10-25-26	110,005	1,257
Series K740, Class X1 IO	0.740	09-25-27	97,934	1,986
Series Q014, Class X IO	2.783	10-25-55	92,104	13,938
Federal National Mortgage Association
Series 2016-88, Class SK IO	0.562	12-25-46	275,672	24,513
Series 2019-25, Class SA IO	0.612	06-25-49	1,169,422	108,821
Series 2019-50, Class S IO	0.612	09-25-49	691,844	64,172
Series 2019-68, Class SC IO	0.562	11-25-49	231,600	21,624
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%) (D)(G)	9.824	01-25-42	150,000	158,055
Series 2022-R03, Class 1B1 (30 day Average SOFR + 6.250%) (D)(G)	11.574	03-25-42	67,000	74,608
Series 2022-R03, Class 1M2 (30 day Average SOFR + 3.500%) (D)(G)	8.824	03-25-42	49,000	51,573
Series 2022-R04, Class 1B1 (30 day Average SOFR + 5.250%) (D)(G)	10.574	03-25-42	115,000	124,980
Series 2022-R05, Class 2B1 (30 day Average SOFR + 4.500%) (D)(G)	9.824	04-25-42	100,000	106,691
Series 2022-R09, Class 2M2 (30 day Average SOFR + 4.750%) (D)(G)	10.074	09-25-42	60,000	65,588
Series 2023-R01, Class 1B1 (30 day Average SOFR + 5.100%) (D)(G)	10.430	12-25-42	15,000	16,457
14	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2023-R02, Class 1M2 (30 day Average SOFR + 3.350%) (D)(G)	8.674	01-25-43	25,000	$26,463
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%) (D)(G)	9.224	04-25-43	20,000	21,490
Series 2023-R04, Class 1M2 (30 day Average SOFR + 3.550%) (D)(G)	8.874	05-25-43	25,000	26,806
Series 2023-R05, Class 1M2 (30 day Average SOFR + 3.100%) (D)(G)	8.424	06-25-43	24,000	25,339
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%) (D)(G)	9.224	07-25-43	15,000	15,874
Series 2023-R07, Class 2M2 (30 day Average SOFR + 3.250%) (D)(G)	8.574	09-25-43	75,000	78,604
Series 2023-R08, Class 1B1 (30 day Average SOFR + 3.550%) (D)(G)	8.874	10-25-43	25,000	26,145
Series 2024-R02, Class 1B1 (30 day Average SOFR + 2.500%) (D)(G)	7.824	02-25-44	45,000	45,830

Series 2024-R04, Class 1M2 (30 day Average SOFR + 1.650%) (D)(G)	6.974	05-25-44	25,000	25,047
Asset backed securities 3.6%				$4,409,637
(Cost $4,449,698)
Asset backed securities 3.6%				4,409,637
AASET Trust
Series 2021-2A, Class A (D)	2.798	01-15-47	196,691	173,552
Bain Capital Credit CLO, Ltd.
Series 2020-5A, Class DR (3 month CME Term SOFR + 3.600%) (D)(G)	8.926	04-20-34	250,000	252,279
Series 2022-2A, Class D1 (3 month CME Term SOFR + 3.650%) (D)(G)	8.975	04-22-35	250,000	250,625
Benefit Street Partners CLO XIX, Ltd.
Series 2019-19A, Class ER (3 month CME Term SOFR + 5.750%) (D)(G)	11.075	01-15-33	250,000	250,042
Bojangles Issuer LLC
Series 2020-1A, Class A2 (D)	3.832	10-20-50	29,475	27,924
Carvana Auto Receivables Trust
Series 2024-N1, Class C (D)	5.800	05-10-30	60,000	60,063
CIM Trust
Series 2021-NR2, Class A1 (5.568% to 3-1-25, then 6.568% thereafter) (D)	5.568	07-25-59	36,625	36,190
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (D)	5.250	02-25-49	60,000	58,745
DataBank Issuer
Series 2021-1A, Class B (D)	2.650	02-27-51	40,000	36,472
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2 (D)	3.668	10-25-49	48,000	43,505
Series 2021-1A, Class A2II (D)	3.151	04-25-51	48,625	41,431
Exeter Automobile Receivables Trust
Series 2023-4A, Class C	6.510	08-15-28	35,000	35,293
Series 2024-3A, Class D	5.980	09-16-30	35,000	34,962
First Investors Auto Owner Trust
Series 2021-2A, Class D (D)	1.660	12-15-27	190,000	177,948
Series 2022-1A, Class D (D)	3.790	06-15-28	55,000	52,604
Flatiron CLO 20, Ltd.
Series 2020-1A, Class BR (3 month CME Term SOFR + 1.920%) (D)(G)	7.201	05-20-36	150,000	151,149
Series 2020-1A, Class CR (3 month CME Term SOFR + 2.350%) (D)(G)	7.631	05-20-36	150,000	150,947
FS Rialto
Series 2021-FL3, Class A (1 month CME Term SOFR + 1.364%) (D)(G)	6.684	11-16-36	99,725	99,178
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class C (D)	6.380	12-15-28	21,000	21,075
Series 2023-3A, Class D (D)	6.440	05-15-29	20,000	20,101
Golub Capital Partners Static, Ltd.
Series 2024-1A, Class C (3 month CME Term SOFR + 2.300%) (D)(G)	7.627	04-20-33	250,000	249,975
Greystone Commercial Real Estate Notes, Ltd.
Series 2021-FL3, Class B (1 month CME Term SOFR + 1.764%) (D)(G)	7.081	07-15-39	100,000	98,005
Hertz Vehicle Financing LLC
Series 2021-2A, Class B (D)	2.120	12-27-27	100,000	90,430
Series 2022-2A, Class C (D)	2.950	06-26-28	100,000	89,907
MF1, Ltd.
Series 2022-FL8, Class AS (1 month CME Term SOFR + 1.750%) (D)(G)	7.070	02-19-37	100,000	97,988
New Economy Assets Phase 1 Sponsor LLC
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	15

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2021-1, Class A1 (D)	1.910	10-20-61	100,000	$88,520
Palmer Square Loan Funding, Ltd.
Series 2021-4A, Class C (3 month CME Term SOFR + 2.862%) (D)(G)	8.190	10-15-29	250,000	250,582
Pretium Mortgage Credit Partners LLC
Series 2021-RN1, Class A2 (3.598% to 6-25-25, then 7.598% thereafter) (D)	3.598	02-25-61	100,000	90,158
Progress Residential Trust
Series 2021-SFR2, Class E1 (D)	2.547	04-19-38	100,000	92,382
Series 2021-SFR3, Class D (D)	2.288	05-17-26	100,000	91,908
Series 2022-SFR4, Class C (D)	4.888	05-17-41	100,000	95,111
Series 2022-SFR5, Class D (D)	5.734	06-17-39	100,000	98,073
Series 2024-SFR3, Class E1 (D)	4.000	06-17-41	100,000	88,020
Subway Funding LLC
Series 2024-1A, Class A2I (D)	6.028	07-30-54	55,000	55,000
Series 2024-1A, Class A2II (D)	6.268	07-30-54	80,000	80,000
Texas Natural Gas Securitization Finance Corp.
Series 2023-1, Class A2	5.169	04-01-41	30,000	29,751
Tricon American Homes Trust
Series 2020-SFR2, Class E1 (D)	2.730	11-17-39	100,000	88,370
Tricon Residential Trust
Series 2023-SFR2, Class D (D)	5.000	12-17-40	100,000	94,253
TRTX Issuer, Ltd.
Series 2019-FL3, Class D (1 month CME Term SOFR + 2.564%) (D)(G)	7.885	10-15-34	100,000	96,287
Venture XIII CLO, Ltd.
Series 2013-13A, Class DR (3 month CME Term SOFR + 3.562%) (D)(G)	8.883	09-10-29	175,000	175,055
VOLT CI LLC
Series 2021-NP10, Class A1 (4.992% to 4-25-25, then 5.992% thereafter) (D)	4.992	05-25-51	44,982	43,811
VOLT XCIX LLC
Series 2021-NPL8, Class A1 (5.116% to 3-25-25, then 6.116% thereafter) (D)	5.116	04-25-51	38,332	37,780
VOLT XCV LLC
Series 2021-NPL4, Class A1 (5.240% to 2-25-25, then 6.240% thereafter) (D)	5.240	03-27-51	59,245	58,591
Willis Engine Structured Trust IV
Series 2018-A, Class A (D)	4.750	09-15-43	162,518	155,595

	Shares	Value
Common stocks 0.0%		$8,695
(Cost $20,742)
United States 0.0%		8,695
Paragon Offshore PLC, Litigation Trust A (E)(L)	2,695	270
Paragon Offshore PLC, Litigation Trust B (E)(L)	1,348	8,425

Southcross Holdings GP, Class A (E)(L)	246	0
Preferred securities 0.7%		$908,090
(Cost $832,215)
United States 0.7%		908,090
AGNC Investment Corp., 6.125% (6.125% to 4-15-25, then 3 month CME Term SOFR + 4.959%)	10,000	240,500
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	242,500
AT&T, Inc., 5.000%	2,805	59,466
Bank of America Corp., 7.250%	92	109,388
Morgan Stanley, 4.250%	1,670	31,647
SCE Trust VII, 7.500%	2,425	64,869
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%) (I)	1,293	32,713
Wells Fargo & Company, 7.500%	109	127,007

16	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Par value^	Value
Escrow certificates 0.0%		$46
(Cost $491,686)
Alta Mesa Holdings LP (E)(L)	460,000	46
Texas Competitive Electric Holdings Company LLC (E)(L)	10,820,544	0

	Yield (%)	Shares	Value
Short-term investments 12.7%			$15,825,220
(Cost $15,825,220)
Short-term funds 12.7%			15,825,220
John Hancock Collateral Trust (M)	5.2280(N)	4,046	40,451
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2383(N)	15,784,769	15,784,769

Total investments (Cost $153,088,361) 120.0%	$149,285,038
Other assets and liabilities, net (20.0%)	(24,891,712)
Total net assets 100.0%	$124,393,326

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (9.4)%				$(11,648,364)
(Proceeds received $11,671,489)
U.S. Government Agency (9.4)%				(11,648,364)
Federal National Mortgage Association
15 Yr Pass Thru (B)	2.500	TBA	(775,000)	(695,804)
15 Yr Pass Thru (B)	3.000	TBA	(400,000)	(367,656)
15 Yr Pass Thru (B)	3.500	TBA	(400,000)	(375,750)
30 Yr Pass Thru (B)	3.500	TBA	(700,000)	(613,403)
30 Yr Pass Thru (B)	3.500	TBA	(275,000)	(240,883)
30 Yr Pass Thru (B)	4.500	TBA	(1,555,000)	(1,455,687)
30 Yr Pass Thru (B)	4.500	TBA	(1,411,000)	(1,320,994)
30 Yr Pass Thru (B)	6.000	TBA	(2,876,000)	(2,879,706)
30 Yr Pass Thru (B)	6.500	TBA	(785,000)	(797,909)
Government National Mortgage Association
30 Yr Pass Thru (B)	2.500	TBA	(1,704,000)	(1,419,311)
30 Yr Pass Thru (B)	2.500	TBA	(1,404,000)	(1,170,310)
30 Yr Pass Thru (B)	3.000	TBA	(360,000)	(310,951)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
ISK	Icelandic Krona
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	17

PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $21,266,756 or 17.1% of the fund’s net assets as of 5-31-24.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Non-income producing - Issuer is in default.
(I)	All or a portion of this security is on loan as of 5-31-24. The value of securities on loan amounted to $39,461.
(J)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(L)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(N)	The rate shown is the annualized seven-day yield as of 5-31-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
18	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	17	Long	Jun 2024	$1,320,740	$1,274,288	$(46,452)
10-Year Canada Government Bond Futures	69	Long	Sep 2024	6,030,098	6,018,357	(11,741)
10-Year U.S. Treasury Note Futures	158	Long	Sep 2024	17,224,548	17,189,906	(34,642)
2-Year U.S. Treasury Note Futures	184	Long	Sep 2024	37,466,414	37,481,375	14,961
5-Year U.S. Treasury Note Futures	251	Long	Sep 2024	26,597,667	26,555,016	(42,651)
Euro SCHATZ Futures	6	Long	Jun 2024	684,335	683,353	(982)
German Euro BOBL Futures	4	Long	Jun 2024	505,257	503,203	(2,054)
Ultra 10-Year U.S. Treasury Note Futures	43	Long	Sep 2024	4,828,093	4,817,344	(10,749)
10-Year Japan Government Bond Futures	2	Short	Jun 2024	(1,853,315)	(1,818,459)	34,856
Euro-BTP Italian Government Bond Futures	22	Short	Jun 2024	(2,801,857)	(2,783,846)	18,011
Euro-Buxl Futures	20	Short	Jun 2024	(2,880,408)	(2,743,439)	136,969
Euro-OAT Futures	10	Short	Jun 2024	(1,381,857)	(1,353,491)	28,366
German Euro BUND Futures	25	Short	Jun 2024	(3,558,917)	(3,508,507)	50,410
U.K. Long Gilt Bond Futures	36	Short	Sep 2024	(4,447,353)	(4,418,489)	28,864
U.S. Treasury Long Bond Futures	5	Short	Sep 2024	(584,962)	(580,313)	4,649
Ultra U.S. Treasury Bond Futures	21	Short	Sep 2024	(2,597,499)	(2,571,188)	26,311
						$194,126
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	65,000	USD	43,152	BARC	6/20/2024	$116	—
AUD	60,000	USD	38,970	CITI	6/20/2024	969	—
AUD	50,000	USD	33,198	MSI	6/20/2024	85	—
BRL	484,000	USD	94,438	CITI	6/4/2024	—	$(2,263)
BRL	305,000	USD	59,480	DB	6/4/2024	—	(1,396)
BRL	3,043,000	USD	583,117	GSI	6/4/2024	—	(3,599)
BRL	23,460,000	USD	4,557,912	HSBC	6/4/2024	—	(90,107)
BRL	14,642,000	USD	2,796,841	JPM	6/4/2024	—	(8,366)
BRL	236,000	USD	45,024	MSI	6/4/2024	—	(80)
BRL	8,725,000	USD	1,693,846	HSBC	7/2/2024	—	(37,140)
BRL	90,000	USD	17,284	DB	9/4/2024	—	(300)
BRL	160,000	USD	30,465	MSI	9/4/2024	—	(269)
CAD	115,000	USD	83,916	JPM	6/20/2024	488	—
CAD	1,795,000	USD	1,308,393	JPM	6/28/2024	9,255	—
CLP	192,462,000	USD	199,774	BOA	6/21/2024	9,809	—
CLP	60,840,000	USD	61,671	GSI	6/21/2024	4,581	—
CLP	30,800,000	USD	32,158	JPM	6/21/2024	1,381	—
CLP	76,700,000	USD	81,175	MSI	6/21/2024	2,348	—
CLP	164,200,000	USD	170,432	SSB	6/21/2024	8,374	—
CLP	1,396,810,000	USD	1,537,778	MSI	6/28/2024	—	(16,905)
CNY	603,000	USD	84,325	BOA	6/20/2024	—	(1,212)
CNY	177,000	USD	24,491	GSI	6/20/2024	—	(94)
CNY	426,000	USD	58,898	JPM	6/20/2024	—	(181)
COP	334,300,000	USD	86,217	CITI	6/20/2024	82	—
COP	162,600,000	USD	40,960	DB	6/20/2024	1,015	—
COP	33,700,000	USD	8,601	GSI	6/20/2024	98	—
COP	775,299,000	USD	197,468	SSB	6/20/2024	2,675	—
COP	4,353,173,000	USD	1,127,444	CITI	6/28/2024	—	(5,347)
CZK	3,240,000	USD	138,364	CITI	6/20/2024	4,041	—
CZK	2,590,000	USD	112,695	GSI	6/20/2024	1,141	—
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	19

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CZK	1,560,000	USD	66,800	HSBC	6/20/2024	$1,766	—
CZK	2,410,000	USD	105,078	JPM	6/20/2024	846	—
CZK	13,401,000	USD	590,881	BOA	6/28/2024	—	$(1,833)
EGP	1,945,000	USD	38,900	CITI	7/17/2024	1,584	—
EGP	973,000	USD	18,658	JPM	10/22/2024	925	—
EGP	972,000	USD	19,096	CITI	10/29/2024	427	—
EUR	15,000	USD	16,339	BARC	6/20/2024	—	(52)
EUR	76,000	USD	81,113	BOA	6/20/2024	1,407	—
EUR	118,000	USD	128,776	CITI	6/20/2024	—	(654)
EUR	369,000	USD	397,369	GSI	6/20/2024	3,286	—
EUR	25,000	USD	27,308	HSBC	6/20/2024	—	(164)
EUR	108,000	USD	117,201	JPM	6/20/2024	64	—
EUR	61,000	USD	66,110	MSI	6/20/2024	123	—
EUR	94,000	USD	102,034	BOA	6/28/2024	67	—
EUR	213,000	USD	231,770	JPM	6/28/2024	—	(413)
EUR	2,460,000	USD	2,672,038	MSI	6/28/2024	—	(26)
GBP	45,000	USD	56,585	HSBC	6/20/2024	761	—
GBP	34,000	USD	42,381	JPM	6/20/2024	947	—
GBP	1,223,000	USD	1,558,710	JPM	6/28/2024	—	(116)
HUF	28,600,000	USD	79,053	BARC	6/20/2024	532	—
HUF	29,700,000	USD	82,009	BOA	6/20/2024	638	—
HUF	183,235,000	USD	504,430	GSI	6/20/2024	5,462	—
HUF	10,600,000	USD	29,048	HSBC	6/20/2024	449	—
HUF	21,200,000	USD	57,358	JPM	6/20/2024	1,635	—
HUF	549,817,000	USD	1,536,768	MSI	6/28/2024	—	(7,197)
IDR	256,000,000	USD	16,036	BARC	6/20/2024	—	(300)
IDR	931,137,000	USD	57,691	CITI	6/20/2024	—	(456)
IDR	2,253,000,000	USD	142,416	DB	6/20/2024	—	(3,930)
IDR	1,529,000,000	USD	95,172	GSI	6/20/2024	—	(1,189)
IDR	6,719,997,000	USD	430,255	JPM	6/20/2024	—	(17,193)
IDR	25,255,143,000	USD	1,573,627	JPM	6/28/2024	—	(21,543)
INR	3,470,000	USD	41,492	BOA	6/20/2024	79	—
INR	3,480,000	USD	41,647	DB	6/20/2024	44	—
INR	13,741,000	USD	165,594	HSBC	6/20/2024	—	(974)
JPY	723,491,000	USD	4,631,215	GSI	6/28/2024	—	(13,963)
KRW	2,142,869,000	USD	1,577,042	BARC	6/28/2024	—	(25,503)
KZT	38,200,000	USD	83,765	GSI	6/20/2024	1,360	—
KZT	18,500,000	USD	40,816	JPM	6/20/2024	409	—
MXN	680,000	USD	41,041	BOA	6/20/2024	—	(1,063)
MXN	6,647,000	USD	387,130	GSI	6/20/2024	3,652	—
MXN	1,330,000	USD	78,405	JPM	6/20/2024	—	(214)
MXN	390,000	USD	22,899	MSI	6/20/2024	29	—
MXN	8,390,000	USD	467,618	GSI	7/24/2024	23,018	—
MXN	2,872,000	USD	157,241	CITI	9/13/2024	9,393	—
MXN	3,808,000	USD	206,418	HSBC	9/13/2024	14,522	—
MXN	8,030,000	USD	420,904	CITI	11/6/2024	41,095	—
MYR	1,746,000	USD	373,599	HSBC	6/20/2024	—	(1,644)
NGN	22,894,000	USD	18,315	GSI	6/24/2024	—	(3,103)
NGN	38,270,000	USD	25,095	GSI	7/16/2024	135	—
NGN	22,894,000	USD	16,638	CITI	7/29/2024	—	(1,595)
NOK	3,438,000	USD	327,750	GSI	6/28/2024	—	(12)
NOK	6,105,000	USD	576,407	MSI	6/28/2024	5,572	—
NZD	70,000	USD	41,509	JPM	6/20/2024	1,520	—
NZD	80,000	USD	49,232	MSI	6/20/2024	—	(56)
20	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
PEN	313,000	USD	83,817	BOA	6/20/2024	$176	—
PEN	314,000	USD	84,570	CITI	6/20/2024	—	$(309)
PEN	30,000	USD	8,096	MSI	6/20/2024	—	(45)
PEN	160,000	USD	43,343	SCB	6/20/2024	—	(407)
PHP	4,680,000	USD	84,192	BOA	6/20/2024	—	(4,231)
PLN	3,090,000	USD	783,838	BARC	6/20/2024	394	—
PLN	190,000	USD	48,275	BOA	6/20/2024	—	(53)
PLN	530,000	USD	134,577	GSI	6/20/2024	—	(64)
PLN	1,050,000	USD	265,519	JPM	6/20/2024	967	—
RON	410,000	USD	88,766	BOA	6/20/2024	605	—
RON	697,000	USD	150,503	GSI	6/20/2024	1,428	—
RON	115,000	USD	24,947	HSBC	6/20/2024	121	—
RON	327,000	USD	70,505	JPM	6/20/2024	773	—
SEK	2,401,000	USD	225,516	CITI	6/28/2024	2,901	—
SEK	10,128,000	USD	958,102	JPM	6/28/2024	5,416	—
SGD	225,000	USD	167,309	MSI	6/20/2024	—	(663)
THB	6,600,000	USD	181,448	BARC	6/20/2024	—	(1,833)
THB	3,170,000	USD	86,438	GSI	6/20/2024	—	(169)
THB	18,851,000	USD	535,616	JPM	6/20/2024	—	(22,597)
TRY	7,155,000	USD	208,920	BARC	6/20/2024	10,018	—
TRY	18,499,000	USD	518,142	GSI	6/20/2024	47,914	—
TRY	655,000	USD	20,037	HSBC	6/20/2024	6	—
TRY	7,508,000	USD	226,339	GSI	6/28/2024	1,804	—
USD	42,060	AUD	65,000	GSI	6/20/2024	—	(1,208)
USD	71,031	AUD	110,000	JPM	6/20/2024	—	(2,191)
USD	4,075,437	AUD	6,131,000	BOA	6/28/2024	—	(6,672)
USD	92,193	BRL	484,000	CITI	6/4/2024	18	—
USD	58,188	BRL	305,000	DB	6/4/2024	103	—
USD	595,437	BRL	3,043,000	GSI	6/4/2024	15,918	—
USD	4,512,468	BRL	23,460,000	HSBC	6/4/2024	44,661	—
USD	2,852,575	BRL	14,642,000	JPM	6/4/2024	64,100	—
USD	47,269	BRL	236,000	MSI	6/4/2024	2,324	—
USD	13,932	BRL	70,000	SSB	6/4/2024	601	—
USD	2,561,444	BRL	13,194,000	HSBC	7/2/2024	56,163	—
USD	298,479	BRL	1,552,000	GSI	9/4/2024	5,585	—
USD	267,304	BRL	1,386,000	HSBC	9/4/2024	5,738	—
USD	125,549	CAD	170,000	JPM	6/20/2024	778	—
USD	1,559,138	CAD	2,139,000	JPM	6/28/2024	—	(11,029)
USD	1,496,291	CHF	1,363,000	BARC	6/28/2024	—	(18,332)
USD	65,925	CLP	62,691,000	BOA	6/21/2024	—	(2,343)
USD	9,765	CLP	9,300,000	GSI	6/21/2024	—	(362)
USD	41,556	CLP	40,700,000	MSI	6/21/2024	—	(2,764)
USD	332,394	CLP	317,127,000	SSB	6/21/2024	—	(12,942)
USD	41,708	CNY	302,000	CITI	6/20/2024	82	—
USD	125,928	CNY	904,000	JPM	6/20/2024	1,327	—
USD	601,374	CNY	4,355,000	JPM	6/28/2024	737	—
USD	96,335	COP	374,141,000	BARC	6/20/2024	—	(249)
USD	480,474	COP	1,887,312,000	CITI	6/20/2024	—	(6,735)
USD	61,237	COP	236,800,000	MSI	6/20/2024	106	—
USD	57,283	COP	219,138,000	SSB	6/20/2024	713	—
USD	542,347	COP	2,109,866,000	BARC	6/28/2024	—	(1,503)
USD	43,470	COP	169,198,000	BOA	6/28/2024	—	(143)
USD	72,399	COP	280,325,000	JPM	6/28/2024	141	—
USD	157,842	CZK	3,691,000	BOA	6/20/2024	—	(4,386)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	21

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	160,997	CZK	3,733,000	GSI	6/20/2024	—	$(3,075)
USD	50,452	CZK	1,150,000	MSI	6/20/2024	—	(93)
USD	1,561,946	CZK	35,569,000	CITI	6/28/2024	—	(1,509)
USD	48,923	EUR	45,000	BARC	6/20/2024	$63	—
USD	62,058	EUR	57,000	CITI	6/20/2024	168	—
USD	564,766	EUR	520,000	GSI	6/20/2024	156	—
USD	51,643	EUR	47,000	HSBC	6/20/2024	611	—
USD	203,048	EUR	185,000	MSI	6/20/2024	2,178	—
USD	3,977,789	EUR	3,662,000	MSI	6/28/2024	183	—
USD	57,713	GBP	45,000	BARC	6/20/2024	367	—
USD	58,273	GBP	46,000	JPM	6/20/2024	—	(347)
USD	972,441	GBP	763,000	JPM	6/28/2024	72	—
USD	53,190	HUF	19,800,000	BARC	6/20/2024	—	(1,908)
USD	104,977	HUF	38,253,000	BOA	6/20/2024	—	(1,471)
USD	335,205	HUF	122,783,000	GSI	6/20/2024	—	(6,466)
USD	123,727	HUF	44,207,000	JPM	6/20/2024	711	—
USD	68,106	HUF	24,420,000	MSI	6/20/2024	152	—
USD	41,276	IDR	670,000,000	BARC	6/20/2024	93	—
USD	46,473	IDR	747,000,000	DB	6/20/2024	556	—
USD	41,428	IDR	659,000,000	GSI	6/20/2024	921	—
USD	7,399	IDR	120,000,000	HSBC	6/20/2024	23	—
USD	89,286	IDR	1,429,996,000	JPM	6/20/2024	1,388	—
USD	121,013	ILS	448,000	JPM	6/28/2024	—	(22)
USD	193,919	ILS	718,000	MSI	6/28/2024	—	(62)
USD	25,107	INR	2,100,000	CITI	6/20/2024	—	(52)
USD	87,254	INR	7,279,000	DB	6/20/2024	50	—
USD	40,077	INR	3,350,000	GSI	6/20/2024	—	(57)
USD	84,602	INR	7,049,000	HSBC	6/20/2024	153	—
USD	49,887	INR	4,180,000	JPM	6/20/2024	—	(190)
USD	684,119	INR	56,937,000	DB	6/28/2024	2,194	—
USD	33,618	KRW	45,700,000	CITI	6/20/2024	543	—
USD	1,147,196	KRW	1,558,799,000	BARC	6/28/2024	18,552	—
USD	42,576	KZT	19,500,000	GSI	6/20/2024	—	(877)
USD	814,436	MXN	13,894,000	BARC	6/20/2024	—	(2,401)
USD	46,389	MXN	790,000	CITI	6/20/2024	—	(56)
USD	232,536	MXN	3,858,000	GSI	6/20/2024	5,721	—
USD	112,311	MXN	1,910,000	HSBC	6/20/2024	20	—
USD	86,842	MXN	1,490,000	JPM	6/20/2024	—	(756)
USD	30,709	MXN	520,000	MSI	6/20/2024	138	—
USD	2,485,690	MXN	41,844,000	GSI	6/28/2024	28,757	—
USD	234,587	MXN	4,195,000	BARC	7/24/2024	—	(10,731)
USD	234,220	MXN	4,195,000	MSI	7/24/2024	—	(11,098)
USD	370,377	MXN	6,680,000	CITI	9/13/2024	—	(17,198)
USD	441,863	MXN	8,030,000	MSI	11/6/2024	—	(20,135)
USD	80,506	MYR	380,000	HSBC	6/20/2024	—	(447)
USD	15,827	NGN	22,894,000	CITI	6/24/2024	615	—
USD	3,282,168	NOK	34,763,000	MSI	6/28/2024	—	(31,727)
USD	42,230	NZD	70,000	CITI	6/20/2024	—	(799)
USD	49,402	NZD	80,000	GSI	6/20/2024	225	—
USD	42,724	NZD	70,000	JPM	6/20/2024	—	(305)
USD	42,747	NZD	70,000	MSI	6/20/2024	—	(282)
USD	6,220,839	NZD	10,200,000	JPM	6/27/2024	—	(49,120)
USD	103,537	PEN	382,000	BOA	6/20/2024	1,028	—
USD	244,366	PEN	910,000	CITI	6/20/2024	171	—
22	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	93,714	PEN	349,000	SCB	6/20/2024	$61	—
USD	27,108	PEN	100,000	SSB	6/20/2024	273	—
USD	133,564	PHP	7,540,000	BOA	6/20/2024	4,739	—
USD	28,281	PHP	1,640,000	CITI	6/20/2024	260	—
USD	41,576	PHP	2,340,000	GSI	6/20/2024	1,596	—
USD	42,237	PHP	2,390,000	JPM	6/20/2024	1,403	—
USD	1,157,378	PHP	67,261,000	JPM	6/28/2024	8,352	—
USD	40,342	PLN	165,000	BARC	6/20/2024	—	$(1,534)
USD	171,787	PLN	695,000	BOA	6/20/2024	—	(4,603)
USD	40,702	PLN	165,000	CITI	6/20/2024	—	(1,174)
USD	23,577	PLN	95,000	GSI	6/20/2024	—	(534)
USD	127,337	PLN	515,000	JPM	6/20/2024	—	(3,368)
USD	108,743	PLN	432,000	MSI	6/20/2024	—	(898)
USD	1,564,734	PLN	6,153,000	BARC	6/28/2024	3,273	—
USD	113,456	RON	521,000	GSI	6/20/2024	—	(109)
USD	702,671	SEK	7,407,000	JPM	6/28/2024	—	(1,987)
USD	2,983,308	SEK	31,814,000	MSI	6/28/2024	—	(43,288)
USD	66,890	SGD	90,000	BARC	6/20/2024	232	—
USD	121,574	SGD	165,000	JPM	6/20/2024	—	(633)
USD	44,305	SGD	60,000	MSI	6/20/2024	—	(134)
USD	1,548,694	SGD	2,088,000	MSI	6/28/2024	1,628	—
USD	107,123	THB	3,820,000	BARC	6/20/2024	3,164	—
USD	129,302	THB	4,710,000	GSI	6/20/2024	1,122	—
USD	30,560	THB	1,090,000	HSBC	6/20/2024	896	—
USD	337,980	TRY	11,616,000	BARC	6/20/2024	—	(17,461)
USD	29,698	TRY	1,080,000	GSI	6/20/2024	—	(3,349)
USD	132,771	UYU	5,363,000	CITI	6/11/2024	—	(5,598)
USD	9,460	UYU	369,000	HSBC	7/15/2024	—	(8)
USD	52,443	UYU	2,052,000	HSBC	8/15/2024	210	—
USD	37,423	ZAR	680,000	BARC	6/20/2024	1,272	—
USD	21,748	ZAR	410,000	BOA	6/20/2024	—	(50)
USD	30,306	ZAR	567,000	CITI	6/20/2024	162	—
USD	226,349	ZAR	4,266,000	GSI	6/20/2024	—	(450)
USD	32,421	ZAR	600,000	JPM	6/20/2024	523	—
USD	313,592	ZAR	5,770,000	HSBC	6/28/2024	7,036	—
UYU	3,131,000	USD	81,429	CITI	6/11/2024	—	(648)
UYU	53,000	USD	1,382	DB	6/11/2024	—	(15)
UYU	101,000	USD	2,606	DB	7/15/2024	—	(15)
ZAR	1,597,000	USD	85,115	BOA	6/20/2024	—	(212)
ZAR	760,000	USD	41,084	CITI	6/20/2024	—	(679)
ZAR	2,920,000	USD	153,091	GSI	6/20/2024	2,149	—
ZAR	1,057,000	USD	56,303	MSI	6/20/2024	—	(108)
ZAR	926,000	USD	50,537	BARC	6/28/2024	—	(1,339)
ZAR	15,645,000	USD	850,286	HSBC	6/28/2024	—	(19,078)
						$543,983	$(640,138)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	71,620,000	NOK	NOK NIBOR NIBR	Fixed 3.740%	Annual	Semi-Annual	Jun 2026	—	$(101,772)	$(101,772)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	23

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	36,130,000	NOK	NOK NIBOR NIBR	Fixed 3.812%	Annual	Semi-Annual	Jun 2026	—	$(46,711)	$(46,711)
Centrally cleared	9,330,000	MXN	MXN TIIE Banxico	Fixed 7.840%	Monthly	Monthly	Mar 2027	$237	(29,472)	(29,235)
Centrally cleared	26,195,000	MXN	MXN TIIE Banxico	Fixed 8.840%	Monthly	Monthly	Jun 2028	(1,593)	(39,422)	(41,015)
Centrally cleared	36,820,000	MXN	MXN TIIE Banxico	Fixed 9.053%	Monthly	Monthly	Jun 2028	—	(41,984)	(41,984)
Centrally cleared	3,020,000	AUD	AUD BBR BBSW	Fixed 4.190%	Semi-Annual	Semi-Annual	Sep 2028	(377)	(12,204)	(12,581)
Centrally cleared	18,800,000	CNY	Fixed 2.445%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(46,549)	(46,549)
Centrally cleared	7,190,000	CNY	Fixed 2.468%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(18,781)	(18,781)
Centrally cleared	11,730,000	CNY	Fixed 2.467%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(30,549)	(30,549)
Centrally cleared	9,520,000	CNY	Fixed 2.400%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(19,943)	(19,943)
Centrally cleared	9,520,000	CNY	Fixed 2.362%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(17,856)	(17,856)
Centrally cleared	580,000	CNY	Fixed 2.105%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	15	15
Centrally cleared	220,000	ILS	ILS TELBOR Reuters	Fixed 4.309%	Annual	Quarterly	Sep 2029	—	(662)	(662)
Centrally cleared	4,220,000	AUD	AUD BBR BBSW	Fixed 4.310%	Semi-Annual	Semi-Annual	Sep 2029	2,374	(7,600)	(5,226)
Centrally cleared	210,000	ILS	ILS TELBOR Reuters	Fixed 4.346%	Annual	Quarterly	Sep 2029	—	(541)	(541)
Centrally cleared	18,910,000	CNY	Fixed 2.010%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	12,125	12,125
Centrally cleared	18,755,000	MXN	MXN TIIE Banxico	Fixed 7.340%	Monthly	Monthly	Mar 2032	274	(125,095)	(124,821)
Centrally cleared	13,350,000	MXN	MXN TIIE Banxico	Fixed 8.852%	Monthly	Monthly	Dec 2033	—	(24,481)	(24,481)
Centrally cleared	942,305,000	KRW	Fixed 3.493%	KRW CD KSDA Bloomberg	Quarterly	Quarterly	Mar 2034	—	(1,124)	(1,124)
Centrally cleared	942,305,000	KRW	Fixed 3.460%	KRW CD KSDA Bloomberg	Quarterly	Quarterly	Mar 2034	—	708	708
Centrally cleared	240,000	ILS	ILS TELBOR Reuters	Fixed 4.261%	Annual	Quarterly	Sep 2034	—	(2,444)	(2,444)
Centrally cleared	17,790,000	CZK	CZK PRIBOR PRBO	Fixed 3.970%	Annual	Semi-Annual	Sep 2034	—	(7,358)	(7,358)
Centrally cleared	746,380,000	CLP	Fixed 5.048%	CLP CLICP Bloomberg	Semi-Annual	Quarterly	Sep 2034	—	18,864	18,864
Centrally cleared	3,230,000	SEK	Fixed 2.470%	SEK STIBOR SIDE	Annual	Quarterly	Sep 2054	2,182	2,415	4,597
								$3,097	$(540,421)	$(537,324)

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Kingdom of Morocco	500,000	USD	$500,000	1.000%	Quarterly	Jun 2029	$(2,216)	$(1,762)	$(3,978)
BARC	Republic of Chile	310,000	USD	310,000	1.000%	Quarterly	Jun 2029	(6,679)	(870)	(7,549)
BARC	Republic of Peru	1,050,000	USD	1,050,000	1.000%	Quarterly	Jun 2029	(14,528)	(381)	(14,909)
BARC	Republic of Peru	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(7,502)	402	(7,100)
BARC	Republic of United Arab Emirates	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(14,189)	(815)	(15,004)
BARC	United Mexican States	1,265,000	USD	1,265,000	1.000%	Quarterly	Jun 2029	(5,901)	347	(5,554)
BOA	Republic of South Africa	1,290,000	USD	1,290,000	1.000%	Quarterly	Dec 2028	71,745	(12,274)	59,471
CITI	Federative Republic of Brazil	995,000	USD	995,000	1.000%	Quarterly	Jun 2029	16,928	(360)	16,568
GSI	Republic of Indonesia	1,200,000	USD	1,200,000	1.000%	Quarterly	Dec 2028	(11,796)	(7,043)	(18,839)
GSI	Kingdom of Saudi Arabia	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(11,259)	(955)	(12,214)
GSI	Republic of Chile	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(11,488)	(687)	(12,175)
GSI	Republic of Indonesia	1,685,000	USD	1,685,000	1.000%	Quarterly	Jun 2029	(22,056)	(1,782)	(23,838)
GSI	Republic of Indonesia	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(6,499)	(574)	(7,073)
GSI	Republic of the Philippines	920,000	USD	920,000	1.000%	Quarterly	Jun 2029	(14,318)	(1,223)	(15,541)
GSI	State of Qatar	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(14,212)	(743)	(14,955)
JPM	Government of Malaysia	2,150,000	USD	2,150,000	1.000%	Quarterly	Jun 2029	(53,579)	(2,467)	(56,046)
MSI	Government of Japan	2,090,000	USD	2,090,000	1.000%	Quarterly	Dec 2024	(8,450)	(6,916)	(15,366)
MSI	United Mexican States	1,210,000	USD	1,210,000	1.000%	Quarterly	Dec 2028	(1,211)	(8,419)	(9,630)
MSI	Kingdom of Saudi Arabia	935,000	USD	935,000	1.000%	Quarterly	Jun 2029	(20,570)	(2,271)	(22,841)
MSI	Republic of Chile	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(11,594)	(581)	(12,175)
MSI	Republic of Colombia	945,000	USD	945,000	1.000%	Quarterly	Jun 2029	30,956	4,506	35,462
24	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
MSI	Republic of South Africa	725,000	USD	$725,000	1.000%	Quarterly	Jun 2029	$38,181	$3,656	$41,837
MSI	Republic of United Arab Emirates	1,445,000	USD	1,445,000	1.000%	Quarterly	Jun 2029	(39,400)	(3,963)	(43,363)
MSI	State of Qatar	1,860,000	USD	1,860,000	1.000%	Quarterly	Jun 2029	(51,144)	(4,488)	(55,632)
				$24,075,000				$(170,781)	$(49,663)	$(220,444)
Centrally cleared	CDX.EM.40	7,380,000	USD	7,380,000	1.000%	Quarterly	Dec 2028	322,214	(186,756)	135,458
Centrally cleared	CDX.EM.IG.40	2,410,000	USD	2,410,000	1.000%	Quarterly	Dec 2028	(28,969)	(14,294)	(43,263)
Centrally cleared	CDX.EM.41	5,465,000	USD	5,465,000	1.000%	Quarterly	Jun 2029	146,671	(9,102)	137,569
Centrally cleared	CDX.NA.HY.42	1,075,000	USD	1,075,000	5.000%	Quarterly	Jun 2029	(71,814)	(11,686)	(83,500)
Centrally cleared	CDX.NA.IG.42	29,035,000	USD	29,035,000	1.000%	Quarterly	Jun 2029	(620,542)	(89,390)	(709,932)
Centrally cleared	iTraxx Europe Senior Financials Series 41 Version 1	3,920,000	EUR	4,219,486	1.000%	Quarterly	Jun 2029	(76,845)	(12,280)	(89,125)
Centrally cleared	iTraxx Europe Series 41 Version 1	2,295,000	EUR	2,493,261	1.000%	Quarterly	Jun 2029	(57,132)	(2,729)	(59,861)
Centrally cleared	iTraxx Europe Sub Financials Series 41 Version 1	3,010,000	EUR	3,239,963	1.000%	Quarterly	Jun 2029	17,065	(14,318)	2,747
				$55,317,710				$(369,352)	$(340,555)	$(709,907)
				$79,392,710				$(540,133)	$(390,218)	$(930,351)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	Anglo American Capital PLC	0.898%	169,826	EUR	$194,185	5.000%	Quarterly	Dec 2028	$24,359	$6,313	$30,672
BOA	Anglo American Capital PLC	0.898%	170,306	EUR	194,551	5.000%	Quarterly	Dec 2028	24,245	6,427	30,672
GSI	CMBX.NA.BBB-.14	7.834%	25,000	USD	25,000	3.000%	Monthly	Dec 2072	(4,074)	(1,037)	(5,111)
					$413,736				$44,530	$11,703	$56,233

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	905,000	Jun 2024	GSI	—	$(39,617)	$(39,617)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	900,000	Jun 2024	JPM	—	(7,924)	(7,924)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	1,615,000	Sep 2024	JPM	—	31,350	31,350
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	805,000	Jun 2024	MSI	—	(35,240)	(35,240)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	11,885,000	Dec 2024	MSI	—	40,315	40,315
								—	$(11,116)	$(11,116)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative. The total return of the reference asset is paid out at maturity while the floating rate is paid on a quarterly basis until maturity.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	3,910,000	USD	$3,910,000	Fixed 3.147%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	$58,344	$58,344
CITI	1,260,000	USD	1,260,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	11,889	11,889
CITI	1,170,000	USD	1,170,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	$(89)	11,129	11,040
CITI	1,155,000	USD	1,155,000	Fixed 2.793%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2052	—	(15,482)	(15,482)
			$7,495,000						$(89)	$65,880	$65,791

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	25

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CLICP	Sinacofi Chile Interbank Rate Average
CNREPOFIX	China Fixing Repo Rate
CPI	Consumer Price Index
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
KSDA	Korea Securities Dealers Association
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Company
STIBOR	Stockholm Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
26	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	27

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$58,208,218	—	$58,208,218	—
Foreign government obligations	40,191,653	—	40,191,653	—
Corporate bonds	13,884,120	—	13,884,120	—
Convertible bonds	8,482,942	—	8,482,942	—
Term loans	2,735,234	—	2,735,234	—
Collateralized mortgage obligations	4,631,183	—	4,631,183	—
Asset backed securities	4,409,637	—	4,409,637	—
Common stocks	8,695	—	—	$8,695
Preferred securities	908,090	$908,090	—	—
Escrow certificates	46	—	—	46
Short-term investments	15,825,220	15,825,220	—	—
Total investments in securities	$149,285,038	$16,733,310	$132,542,987	$8,741
Liabilities
Sale commitments outstanding	$(11,648,364)	—	$(11,648,364)	—
Derivatives:
Assets
Futures	343,397	$343,397	—	—
28	|

	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Forward foreign currency contracts	$543,983	—	$543,983	—
Swap contracts	679,703	—	679,703	—
Liabilities
Futures	(149,271)	$(149,271)	—	—
Forward foreign currency contracts	(640,138)	—	(640,138)	—
Swap contracts	(2,036,470)	—	(2,036,470)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,046	—	$2,114,828	$(2,074,328)	$(49)	—	$422	—	$40,451
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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